Cover	Aug. 10, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 10, 2026
Registrant Name	SEADRILL LIMITED
Entity Incorporation, State or Country Code	D0
Entity File Number	001-39327
Entity Tax Identification Number	98-1834031
Entity Address, Address Line One	4425 Westway Park Blvd., Suite 170
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Country	US
Entity Address, Postal Zip Code	77041
City Area Code	713
Local Phone Number	329-1150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value $0.01 per share
Trading Symbol	SDRL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0001737706